Computer Software (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Computer Software
Computer software	$ 953,100,000	$ 847,600,000
Accumulated amortization	(699,200,000)	(701,000,000)
Computer software, net of accumulated amortization	893,400,000	856,500,000
Amortization expense for computer software	215,000,000	233,100,000	246,400,000
Software [Member]
Computer Software
Software from business acquisitions	519,200,000	535,600,000
Computer software	1,592,600,000	1,557,500,000
Purchased software	120,300,000	174,300,000
Amortization expense for computer software	209,700,000	195,800,000	195,500,000
Discontinued Operations [Member] | Software [Member]
Computer Software
Amortization expense for computer software	$ 0	$ 0	$ 3,100,000